Capital Link

Global Green Energy Transport and Technology Leaders ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Belgium — 1.6%
Umicore	3,928	$161,874

Canada — 4.2%
BlackBerry*	19,218	131,822
Linamar	2,914	152,070
Magna International	2,117	157,179

		441,071

Chile — 1.9%
Sociedad Quimica y Minera de Chile ADR	2,942	194,701

China — 23.3%
BAIC Motor, Cl H	413,500	143,942
Baidu ADR*	1,133	172,715
BYD, Cl H	4,500	136,721
Datang International Power Generation, Cl H	984,000	193,936
Geely Automobile Holdings	55,000	101,501
Great Wall Motor, Cl H	44,000	91,562
Guangzhou Automobile Group, Cl H	154,000	151,759
JA Solar Technology, Cl A	11,700	176,046
JinkoSolar Holding ADR(A) *	3,697	187,105
MMG*	484,000	174,678
NIO ADR*	4,938	112,784
NXP Semiconductors	747	142,020
Shanghai Electric Group, Cl H	582,000	163,121
Sinotruk Hong Kong	123,000	183,232
Xinjiang Goldwind Science & Technology, Cl H	76,600	124,894
Zijin Mining Group, Cl H	130,000	192,662

		2,448,678

Denmark — 1.7%
Vestas Wind Systems	5,407	177,578

France — 5.8%
Airbus	1,414	182,486
Faurecia(A)	3,751	143,457
Renault*	5,010	160,602
Valeo	5,406	120,135

		606,680

Germany — 6.9%
Continental*	1,568	135,259
Infineon Technologies	3,734	128,946
Mercedes-Benz Group(A) .	2,010	158,418
Siemens	991	140,985
Siemens Energy	6,588	158,575

		722,183

Japan — 20.0%
Denso	2,200	153,709
Honda Motor	6,000	183,634
Nidec	1,400	120,132
Panasonic	15,400	159,114

Description	Shares	Fair Value
Renesas Electronics*	13,200	$153,575
Rohm	1,800	141,124
Sumitomo Chemical	35,900	171,435
Sumitomo Metal Mining	4,300	214,524
TDK	4,200	167,745
Toray Industries	27,700	158,660
Toyota Motor	9,400	174,533
Toyota Tsusho	3,900	161,350
Yaskawa Electric(A)	3,400	134,908

		2,094,443

Russia — 0.3%
Yandex, Cl A*	2,670	35,164

Singapore — 1.4%
STMicroelectronics	3,517	149,954

South Korea — 3.9%
Hyundai Motor	963	140,163
Kia	2,340	143,629
Samsung SDI	282	128,528

		412,320

Sweden — 3.0%
Autoliv	1,641	144,424
Veoneer*	4,815	170,394

		314,818

Switzerland — 1.5%
ABB	4,623	156,964

United States — 22.1%
Communication Services— 1.5%
Alphabet, Cl A*	57	153,965

Consumer Discretionary— 2.6%
Aptiv PLC*	1,001	129,570
Tesla*	166	144,491
Industrials— 3.0%
General Electric	1,745	166,665
Honeywell International	806	152,939
Information Technology— 12.1%
Advanced Micro Devices* .	1,221	150,598
Ambarella*	814	113,724
First Solar*	1,740	131,004
Intel	3,344	159,509
Marvell Technology	1,900	129,827
MaxLinear, Cl A*	2,259	138,590
NVIDIA	560	136,556
ON Semiconductor*	2,592	162,285
Skyworks Solutions	1,041	143,835
Materials— 2.9%
Albemarle	644	126,153
FMC	1,564	183,379

		2,323,090

Zambia — 2.1%
First Quantum Minerals	7,553	221,347

Capital Link

Global Green Energy Transport and Technology Leaders ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Description	Shares	Fair Value

Total Common Stock (Cost $9,510,855)		$10,460,865

MONEY MARKET — 0.2%
JPMorgan U.S. Government Money Market Fund, Cl I 0.01%(B)	19,244	19,244

Total Money Market (Cost $19,244)		19,244

REPURCHASE AGREEMENTS(C) — 4.2%

Daiwa Capital Markets 0.050%, dated 2/28/22 to be repurchased on 03/01/2022, repurchase price $193,399 (collateralized by U.S. Government obligations, ranging in par value $0 - $50,000, 0.000% - 6.500%, 03/01/22 - 02/20/2052; with total market value $197,267)	193,399	193,399

RBC Dominion Securities 0.050%, dated 2/28/2022 to be repurchased on 3/01/2022, repurchase price $250,000 (collateralized by U.S. Government obligations, ranging in par value $0 - $37,919, 0.000% - 7.25%, 03/24/2022 - 01/01/2060; with total market value $255,000	250,000	250,000

Total Repurchase Agreements (Cost $443,399)		443,399

Total Investments - 104.1% (Cost $9,973,498)		$10,923,508

Percentages are based on Net Assets of $10,495,768.

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $162,070.
(B)	The rate reported is the 7-day effective yield as of February 28, 2022.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2022 was $443,399.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a list of the inputs used as of February 28, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,460,865	$—	$—	$10,460,865
Repurchase Agreements	—	443,399	—	443,399
Money Market	19,244	—	—	19,244
Total Investments in Securities	$10,480,109	$443,399	$—	$10,923,508

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

INN-QH-002-0900